Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000216362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000216362 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000216362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000216362 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000216362 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000216362 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000216362 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000216362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000216362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000216362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000216362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216362 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000216362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000216362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000216362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000216362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000216362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216362 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000216369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000216369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216369 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216369 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000216369 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216369 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000216369 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216369 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216369 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000216369 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216369 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000216369 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000216369 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230859 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000230859 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000230859 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000230859 [Member] | Shin Etsu Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000230859 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000230859 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000230859 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000230859 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000230859 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000230859 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000230859 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230859 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230859 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230859 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230859 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230859 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000230859 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230859 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000230859 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230859 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230859 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000230859 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230859 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230859 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230859 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230859 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216366 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000216366 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000216366 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000216366 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000216366 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000216366 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000216366 [Member] | China Construction Bank Corp Cl H [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000216366 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000216366 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000216366 [Member] | International Holding Co PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000216366 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000216366 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000216366 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216366 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216366 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216366 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000216366 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216366 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216366 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000216366 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216366 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216366 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000216367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216367 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216367 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000216367 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216367 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216367 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216367 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000216367 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000216367 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216367 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000216367 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216367 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216367 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000216367 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216367 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000216367 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216367 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216367 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[5]
C000216367 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000216363 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000216363 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000216363 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000216363 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000216363 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000216363 [Member] | XPO Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000216363 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000216363 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000216363 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000216363 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000216363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000216363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000216363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000216363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000216363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000216363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216363 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216364 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000216364 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000216364 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000216364 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000216364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000216364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000216364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000216364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000216364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216364 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000216364 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216365 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000216365 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000216365 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000216365 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000216365 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000216365 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000216365 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000216365 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000216365 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000216365 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000216365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216365 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216365 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216365 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000216365 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000216365 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216365 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000216365 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000216365 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216365 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216365 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216365 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216365 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216365 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216365 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216365 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216365 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238330 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000238330 [Member] | Bouygues SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000238330 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000238330 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000238330 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[9]
C000238330 [Member] | Hess Midstream LP Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[9]
C000238330 [Member] | Naturgy Energy Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[9]
C000238330 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000238330 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000238330 [Member] | Fortum OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000238330 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000238330 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000238330 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000238330 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238330 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238330 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238330 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238330 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000238330 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238330 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .1%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Amount represents less than .1%.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.